Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HEALTH REVENUE ASSURANCE HOLDINGS, INC.
Entity Central Index Key	0001514443
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company